Note 8 - Patents and Trademarks, net (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2012	2011

Purchased and licensed patent rights	$566	$566
Internally developed patents	1,664	1,664
Trademarks	126	91
Total	2,356	2,321
Accumulated amortization	$(1,487)	$(1,353)
Total intangible assets, net	$869	$968

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
December 31,	Aggregate Amortization Expense
2013	117
2014	102
2015	98
2016	95
2017	82
Thereafter	375

Finite-Lived Intangible Assets Accumulated Amortization Table Text Block
	December 31,
	2012	2011

Purchased and licensed patent rights	$(457)	$(424)
Internally developed patents	(937)	(847)
Trademarks	(93)	(82)
Total	$(1,487)	$(1,353)

Finite-Lived Intangible Assets Weighted Average Amortization Periods Table Text Block
	December 31,
	2012	2011

Purchased and licensed patent rights	17	17
Internally developed patents	17	17
Trademarks	10	10